                                  LETTERHEAD OF
                            JEFFERSON PILOT FINANCIAL


VIA EDGAR

May 5, 2005


Securities and Exchange Commission
450 Fifth Street, N. W.
Washington, D. C. 20549

     Re: JPF Separate Account A of Jefferson Pilot Financial Insurance Company
         File No. 33-7734


Dear Commissioners:

Pursuant to Rule 497 (j) of the Securities Act of 1933, I hereby certify that:

     (1)  the form of the prospectus that would have been filed under paragraph
          (c) of Rule 497 does not differ from that contained in Post-Effective Amendment No. 24 on Form N-6 to Registration Statement on Form S-6 ("Post-Effective Amendment No. 24"); and

     (2) Post-Effective Amendment No. 24 was filed electronically on April 29, 2005.


If you have any questions, please call me at (603) 226-5105. Thank you.


                                                      Sincerely,


                                                      /s/ Frederick C. Tedeschi
                                                      -------------------------
                                                      Frederick C. Tedeschi